Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Cash flows from (used in) operating activities [abstract]
Net income (loss) before tax for the year	$ 7,757	$ (5,858)
Adjustments to reconcile profit (loss) [abstract]
Depreciation	23	24
Interest expense	9	1,636
Interest income	(692)	(67)
Other income	(167)	(146)
Share-based compensation	738	927
Other	(18)	0
Net foreign exchange loss	201	706
Net changes in non-cash working capital items:
Accounts Receivable	(13,818)	0
Inventories	(101,069)	(10,384)
Prepaids and other receivables	21	1,620
Accounts payable and accrued liabilities	653	80
Other payables	1,519	0
Cash used in operating activities	(104,843)	(11,462)
Cash flows from (used in) investing activities [abstract]
Investment in Royalties	(75)	(2,170)
Interest received	693	68
Proceeds from sale of short-term investments	45,386	16,551
Investment in short-term investments	(769)	(2,850)
Restricted cash deposit	0	587
Cash generated from investing activities	45,235	12,186
Cash flows from (used in) financing activities [abstract]
Proceeds from public offering, net of underwriters' fees and issuance costs	67,033	0
Proceeds from At-the-Market offering, net of agents' fees and issuance costs	3,446	14,224
Proceeds from common shares issued upon exercise of options and warrants	5,900	513
Net repayment of margin loan	(9,559)	(4,168)
Repayment of government loan	(30)	0
Payments of lease liability	(20)	(25)
Interest and fees paid	(167)	(1,348)
Cash generated from financing activities	66,603	9,196
Effect of exchange rate changes on cash	(201)	1
Net increase in cash	6,794	9,921
Cash - Beginning of year	14,306	4,385
Cash - End of year	$ 21,100	$ 14,306